Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted loss per common share - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Numerator: earnings allocable to redeemable shares of Class A common stock
Interest income on investments held in Trust Account	$ 5,815		$ 11,487		$ 819
Less franchise tax available to be withdrawn from the Trust Account	(5,815)		(11,487)		819
Net earnings
Denominator: weighted average number of redeemable shares of Class A common stock (in Shares)	23,000,000		23,000,000		23,000,000	0
Basic and diluted net loss per redeemable share of Class A common stock (in Dollars per share)	$ 0.00		$ 0.00		$ 0.00
Numerator: net loss minus redeemable net earnings
Loss from operations	$ (350,573)		$ (1,034,908)		$ (153,702)	$ (548)
Less franchise tax available to be withdrawn from the Trust Account	5,815		11,487		818
Change in fair value of warrant liability attributable to non-redeemable shares of Class A private placement common stock and Class B common stock	(1,566,668)		(549,901)		(2,729,916)
Non-redeemable net loss	$ (1,911,426)		$ (1,573,322)		$ (2,882,799)	$ (548)
Denominator: weighted average number of non-redeemable shares of Class A private placement common stock and Class B common stock
Non-redeemable shares of Class A private placement common stock and Class B common stock, basic and diluted (in Shares)	6,250,000	5,000,000	6,250,000	5,000,000	5,590,659	5,000,000
Basic and diluted net loss per non-redeemable share of Class A private placement common stock and share of Class B common stock (in Dollars per share)	$ (0.31)	$ 0.00	$ (0.25)	$ 0.00	$ (0.52)	$ 0.00